Segment information	12 Months Ended
Dec. 31, 2025
Segment Information
Segment information

34. Segment information

In reviewing the operational performance of the Group and allocating resources, the Chief Operating Decision Maker of the Group (“CODM”), who is the Group’s Chief Executive Officer (“CEO”), reviews the consolidated statement of income and comprehensive income.

The CODM considers the whole Group as a single operating and reportable segment, monitoring operations, making decisions on fund allocation, and evaluating performance. The CODM reviews relevant financial data on a combined basis for all subsidiaries.

The Group’s income, results, and assets for this one reportable segment can be determined by reference to the consolidated statement of income and other comprehensive income as well as the consolidated statements of financial position.

a) Information about products and services

The information about products and services is disclosed in note 6.

b) Information about geographical area

The table below shows the revenue and non-current assets per geographical area:

	Revenue (i)			Non-current assets (ii)

	2025	2024	2023	2025	2024

Brazil	11,038,313	8,409,961	5,728,748	852,770	583,713
Mexico	808,113	523,112	354,884	60,303	42,915
Other countries	237,340	118,184	76,382	147,761	98,469
Total	12,083,766	9,051,257	6,160,014	1,060,834	725,097
(i)	Includes interest income (credit card, loan and other receivables), credit and prepaid card income, late fees, insurance commission and other fees and commission income.
(ii)	Non-current assets are right-of-use assets, property, plant and equipment, intangible assets, and goodwill.

The Group had no single customer that represented 10% or more of the Group's revenues in the years ended December 31, 2025, 2024 and 2023.